Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
15. Income Taxes
The Income Before Provision for Taxes consists of the following:

	Year Ended December 31,
	2023	2022	2021
Income Before Provision (Benefit) for Taxes
U.S. Domestic Income	$2,577,184	$3,023,588	$13,275,132
Foreign Income	380,530	438,201	284,264

	$2,957,714	$3,461,789	$13,559,396

The Provision for Taxes consists of the following:

	Year Ended December 31,
	2023	2022	2021
Current
Federal Income Tax	$362,144	$503,075	$507,648
Foreign Income Tax	112,861	75,859	55,376
State and Local Income Tax	186,851	255,421	156,735

	661,856	834,355	719,759

Deferred
Federal Income Tax	(94,732)	(312,961)	373,223
Foreign Income Tax	(7,020)	(3,048)	(2,654)
State and Local Income Tax	(46,643)	(45,466)	94,073

	(148,395)	(361,475)	464,642

Provision for Taxes	$513,461	$472,880	$1,184,401

The following table summarizes Blackstone’s tax position:

	Year Ended December 31,
	2023	2022	2021
Income Before Provision for Taxes	$2,957,714	$3,461,789	$13,559,396
Provision for Taxes	$513,461	$472,880	$1,184,401
Effective Income Tax Rate	17.4%	13.7%	8.7%
The following table reconciles the effective income tax rate to the U.S. federal statutory tax rate:

				2023	2022
	Year Ended December 31,			vs.	vs.
	2023	2022	2021	2022	2021
Statutory U.S. Federal Income Tax Rate	21.0%	21.0%	21.0%	—	—
Income Passed Through to Non-Controlling
Interest Holders	-8.2%	-8.1%	-10.2%	-0.1%	2.1%
State and Local Income Taxes	4.3%	6.0%	2.1%	-1.7%	3.9%
Change in Valuation Allowance	—	—	-4.1%	—	4.1%
Basis Adjustment (a)	—	-4.6%	—	4.6%	-4.6%
Other	0.3%	-0.6%	-0.1%	0.9%	-0.5%

Effective Income Tax Rate	17.4%	13.7%	8.7%	3.7%	5.0%

(a)
Represents the impact of the
out-of-period
adjustment made during the year ended December 31, 2022 to revise the book investment basis used to calculate deferred tax assets and the deferred tax provision.

Deferred income taxes reflect the net tax effects of temporary differences that may exist between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes using enacted tax rates in effect for the year in which the differences are expected to reverse. A summary of the tax effects of the temporary differences is as follows:

	December 31,
	2023	2022
Deferred Tax Assets
Investment Basis Differences/Net Unrealized Gains and Losses	$2,210,974	$2,031,002
Other	120,420	31,720

Total Deferred Tax Assets	2,331,394	2,062,722

Deferred Tax Liabilities
Investment Basis Differences/Net Unrealized Gains and Losses	18,333	15,409
Other	2,163	31,498

Total Deferred Tax Liabilities	20,496	46,907

Net Deferred Tax Assets	$2,310,898	$2,015,815

The net increase in the deferred tax asset for the year ended December 31, 2023, compared to the year ended December 31, 2022, is primarily due to recognition of additional tax basis in certain assets and recording corresponding deferred tax benefits related to quarterly exchanges of Blackstone Holdings Partnership units for common shares of Blackstone Inc. Realization of deferred tax assets depends on the expectation and character of future taxable income. In addition, Blackstone has no significant net operating losses carryforward at December 31, 2023.

In evaluating the ability to realize deferred tax assets, Blackstone among other things, considers projections of taxable income (including character of such income), beginning with historic results and incorporating assumptions of the amount of future pretax operating income. These assumptions about future taxable income require significant judgment and are consistent with the plans and estimates that Blackstone uses to manage its business. To the extent any portion of the deferred tax assets are not considered to be more likely than not to be realized, valuation allowances are recorded.
Currently, Blackstone does not believe it meets the indefinite reversal criteria that would preclude Blackstone from recognizing a deferred tax liability with respect to its foreign subsidiaries. Therefore, if applicable Blackstone recorded a deferred tax liability for any outside basis difference of an investment in a foreign subsidiary.
Blackstone files its tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, Blackstone is subject to examination by federal and certain state, local and foreign tax authorities. As of December 31, 2023, the most material jurisdictions where Blackstone entities are under active examination are New York State and City. The following are the major filing jurisdictions and their respective earliest open period subject to examination:

Jurisdiction	Year
Federal	2020
New York City	2009
New York State	2016
United Kingdom	2011
Blackstone’s unrecognized tax benefits, excluding related interest and penalties, were:

	December 31,
	2023	2022	2021
Unrecognized Tax Benefits - January 1	$153,624	$47,501	$32,933
Additions Based on Tax Positions Related to Current Year	19,807	—	—
Reductions for Tax Positions of Current Year	(19,737)	—	—
Additions for Tax Positions of Prior Years	57,081	106,059	14,557
Exchange Rate Fluctuations	3	64	11

Unrecognized Tax Benefits - December 31	$210,778	$153,624	$47,501

If recognized, the above tax benefits would reduce the annual effective rate. Blackstone believes the liability established for unrecognized tax benefits is adequate in relation to the potential for additional assessments. It is reasonably possible that significant changes in the balance of unrecognized tax benefits may occur during the twelve months subsequent to December 31, 2023; however, it is not possible to estimate the expected change to the total unrecognized tax benefits and its impact on Blackstone’s effective tax rate during the twelve months subsequent to December 31, 2023.
The unrecognized tax benefits are recorded in Accounts Payable, Accrued Expenses and Other Liabilities in the Consolidated Statements of Financial Condition.
During the years ended December 31, 2023, 2022 and 2021, Blackstone accrued no penalties and accrued interest expense related to unrecognized tax benefits of $22.8 million, $32.6 million and $1.5 million, respectively.
Other Income — Change in Tax Receivable Agreement Liability
In 2023 and 2022, the $(27.2) million and $22.3 million, respectively, Change in Tax Receivable Agreement Liability was primarily attributable to a change in our state tax apportionment.